Annual Fund Operating Expenses - Nationwide International Index Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Class C Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fee	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.43%
Class R Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fee	0.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Class R6 Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.33%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.25%
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.49%